RISKS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
RISKS
Restricted cash and cash equivalents	$ 22,009	$ 0
Decrease in revenue (as a percent)	96.00%
Specific Allowance For Lease Payment Receivables For COVID-19	$ 121,412,692